LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS.
Schedule of long-term investments

	Year ended December 31,
	2024	2025
Term deposits and certificate of deposits (note 6)	21,517	227,932
Investments in marketable debt securities (note 6)	58,373	118,979
Equity method investment (note 5b)	15,368	68,204
Equity investment without readily determinable fair values (note 5d)	465	28,930
Debt investments in investees' preferred shares (note 5a and note 6)	35,076	—
Convertible bonds (note 5c and note 6)	—	10,897
Total	130,799	454,942

Schedule of activities related to fair value of the debt investments in investees' preferred shares

	Year ended December 31,
	2024	2025
Fair value of available-for-sale debt investments at the beginning of the year (Level 3)	49,307	35,076
Additions – initial investment	—	10,486
Reclass to short-term investments (note 5a)	(38,738)	(18,800)
Change in fair value	24,736	318
Disposal of available-for-sale debt investment	—	(16,693)
Foreign currency translation adjustment	(229)	510
Fair value of available-for-sale debt investments at the end of the year (Level 3)	35,076	10,897